ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 13: — ACCRUED EXPENSES AND OTHER PAYABLES

	December 31,
	2021	2020
Employees and payroll accruals	$1,807	$1,327
Accrued expenses	725	370
Deferred revenues	1,989	876
Advances from customers	70	—
Contingent consideration (see Note 5)	688	—
Other	271	71
	$5,550	$2,644